INTANGIBLE ASSETS - Summary (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS
At the beginning of the year	$ 4,170,146
At the End of the year	4,372,514	$ 4,170,146
Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	2,678,965
At the End of the year	2,692,794	2,678,965
Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	146,907
At the End of the year	146,907	146,907
Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	1,344,274
At the End of the year	1,532,813	1,344,274
Gross carrying amount
INTANGIBLE ASSETS
At the beginning of the year	5,053,926	1,978,730
Additions	664,924	3,871,360
Business combinations		2,520
Disposals	4,269	798,684
At the End of the year	5,714,581	5,053,926
Gross carrying amount | Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	2,678,965	255,323
Additions	13,829	2,423,642
At the End of the year	2,692,794	2,678,965
Gross carrying amount | Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	146,907
Additions		146,907
At the End of the year	146,907	146,907
Gross carrying amount | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	2,228,054	1,723,407
Additions	651,095	1,300,811
Business combinations		2,520
Disposals	4,269	798,684
At the End of the year	2,874,880	2,228,054
Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
At the beginning of the year	(883,780)	(1,271,996)
Business combinations		(2,143)
Disposals	(120)	(618,809)
Of the year	(458,407)	(228,450)
At the End of the year	(1,342,067)	(883,780)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	(883,780)	(1,271,996)
Business combinations		(2,143)
Disposals	(120)	(618,809)
Of the year	(458,407)	(228,450)
At the End of the year	$ (1,342,067)	$ (883,780)